Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [Line Items]
Aeronautical services	$ 19,267,395		$ 17,336,734		$ 11,983,954
Total of Non-aeronautical services	6,165,429		5,197,238		3,662,441
Cost of improvements to concession assets	7,791,320		4,846,404		3,368,511
Total revenues	33,224,144		27,380,376		19,014,906
Income from operations	15,138,713		13,814,195		8,857,193
Interest income	1,402,964		835,989		420,271
Interest expense	(3,439,276)	$ (8.8)	(2,455,918)	$ (8.8)	(1,686,540)	$ (7.5)
Gain/loss on financial investment held for coverage			6,765		51,656
Depreciation and amortization for the year	(2,545,702)		(2,313,321)		(2,050,539)
Share of gain/loss of associate	1		1		1
Income before income taxes	12,761,690		12,275,686		7,829,263
Income taxes expense	(3,072,090)		(3,090,212)		(1,785,546)
Total assets	67,444,859		60,505,341		55,323,085
Total liabilities	46,500,212		40,677,296		34,894,485
Investments in associates			118		34
Net cash flows provided by operations activities	13,934,854		12,519,706		11,095,446
Net cash flow used in investing activities	(11,092,156)		(8,482,383)		(4,969,308)
Net cash flow used in financing activities	(4,789,761)		(4,925,702)		(7,351,525)
Additions to non-current as assets	45,921,118		37,890,697		32,604,913
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	19,267,395		17,336,734		11,983,954
Total of Non-aeronautical services	4,913,873		4,370,832		3,444,905
Cost of improvements to concession assets	7,791,320		4,846,404		3,368,511
Total revenues	31,972,588		26,553,970		18,797,372
Income from operations	14,685,583		13,536,720		8,426,656
Interest income	965,340		584,383		312,056
Interest expense	(3,045,932)		(2,157,565)		(1,701,717)
Depreciation and amortization for the year	(2,426,100)		(2,222,650)		(1,939,536)
Income before income taxes	11,846,310		11,630,708		7,474,146
Income taxes expense	(2,976,177)		(2,749,790)		(1,545,614)
Total assets	57,389,875		52,779,764		48,384,330
Total liabilities	7,714,185		34,809,270		30,695,355
Net cash flows provided by operations activities	14,670,883		12,922,577		12,030,246
Net cash flow used in investing activities	(10,316,421)		(8,568,615)		(4,775,825)
Net cash flow used in financing activities	(6,623,420)		(5,058,494)		(7,739,869)
Additions to non-current as assets	43,770,469		36,696,446		31,520,818
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	5,266,036		4,562,120		3,296,419
Total of Non-aeronautical services	1,041,913		877,101		783,252
Cost of improvements to concession assets	4,271,867		2,474,815		1,463,854
Total revenues	10,579,816		7,914,036		5,543,525
Income from operations	4,619,800		3,897,415		2,614,203
Interest income	196,807		133,432		85,209
Interest expense	(1,227,357)		(767,773)		(529,299)
Depreciation and amortization for the year	(459,556)		(439,418)		(390,393)
Income before income taxes	3,500,714		3,250,931		2,228,136
Income taxes expense	(1,012,193)		(880,041)		(543,421)
Total assets	19,923,075		16,826,327		14,067,167
Total liabilities	1,185,166		11,965,643		9,342,510
Net cash flows provided by operations activities	3,829,956		3,525,596		3,082,428
Net cash flow used in investing activities	(5,623,472)		(3,677,863)		(1,961,546)
Net cash flow used in financing activities	(132,785)		(247,552)		(2,571,291)
Additions to non-current as assets	16,440,266		11,473,157		8,549,694
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,915,378		2,690,693		1,944,451
Total of Non-aeronautical services	622,543		532,955		431,706
Cost of improvements to concession assets	450,925		751,422		876,292
Total revenues	3,988,846		3,975,070		3,252,448
Income from operations	2,294,571		2,227,358		1,496,257
Interest income	132,182		118,479		45,691
Interest expense	(557,143)		(532,742)		(353,044)
Depreciation and amortization for the year	(421,742)		(341,674)		(255,470)
Income before income taxes	1,847,204		1,802,135		1,199,952
Income taxes expense	(272,352)		(239,072)		(139,062)
Total assets	9,411,058		9,563,874		9,152,856
Total liabilities	504,424		6,636,931		5,975,158
Net cash flows provided by operations activities	2,471,376		2,519,921		3,080,746
Net cash flow used in investing activities	(828,233)		(1,416,545)		(971,466)
Net cash flow used in financing activities	(2,081,188)		(1,325,895)		(1,512,134)
Additions to non-current as assets	6,444,268		6,111,133		5,363,861
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,492,164		2,278,063		1,336,177
Total of Non-aeronautical services	561,976		524,261		389,823
Cost of improvements to concession assets	1,715,824		523,993		285,667
Total revenues	4,769,964		3,326,317		2,011,667
Income from operations	2,137,339		1,992,568		1,082,157
Interest income	146,952		79,159		32,470
Interest expense	(468,036)		(215,845)		(130,077)
Depreciation and amortization for the year	(230,168)		(196,793)		(176,563)
Income before income taxes	1,682,813		1,822,081		1,017,326
Income taxes expense	(465,744)		(465,912)		(227,123)
Total assets	8,067,761		7,153,346		5,529,201
Total liabilities	714,059		4,310,601		3,198,249
Net cash flows provided by operations activities	1,916,070		1,414,508		1,298,955
Net cash flow used in investing activities	(1,939,152)		(1,579,955)		(392,886)
Net cash flow used in financing activities	(784,133)		228,761		(894,687)
Additions to non-current as assets	5,728,023		4,035,010		2,676,621
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,932,155		2,711,345		2,003,087
Total of Non-aeronautical services	1,169,048		1,093,300		839,580
Cost of improvements to concession assets	376,172		624,893		520,812
Total revenues	4,477,375		4,429,538		3,363,479
Income from operations	2,851,985		2,739,855		1,961,757
Interest income	149,515		68,588		53,578
Interest expense	(417,251)		(356,813)		(313,234)
Depreciation and amortization for the year	(326,769)		(302,051)		(261,466)
Income before income taxes	2,408,417		2,404,830		1,754,654
Income taxes expense	(674,719)		(666,377)		(481,674)
Total assets	7,375,756		6,783,782		6,884,814
Total liabilities	754,806		4,975,334		5,465,234
Net cash flows provided by operations activities	2,415,125		1,968,907		2,326,916
Net cash flow used in investing activities	(607,268)		(780,692)		(758,682)
Net cash flow used in financing activities	(1,543,711)		(1,691,110)		(1,572,262)
Additions to non-current as assets	4,432,137		4,151,889		3,828,149
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,804,975		1,689,682		1,004,076
Total of Non-aeronautical services	800,061		693,603		454,519
Cost of improvements to concession assets	206,137		109,715		93,205
Total revenues	2,811,173		2,493,000		1,551,800
Income from operations	895,296		1,122,272		406,256
Interest income	118,052		31,943		6,232
Interest expense	21,900		25,841		(161,147)
Depreciation and amortization for the year	(467,968)		(491,075)		(86,642)
Income before income taxes	814,105		965,731		487,332
Income taxes expense	(190,094)		(250,796)		49,911
Total assets	1,829,445		2,302,148		2,938,320
Total liabilities	2,579,087		2,296,332		2,494,668
Net cash flows provided by operations activities	2,034,734		1,397,299		799,786
Net cash flow used in investing activities	(330,259)		(204,113)		(208,497)
Net cash flow used in financing activities	(1,109,162)		(942,311)		(329,444)
Additions to non-current as assets	4,451,408		5,372,863		5,751,567
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	525,222		457,013		341,493
Total of Non-aeronautical services	98,269		79,181		70,135
Cost of improvements to concession assets	37,558		74,231		17,148
Total revenues	661,049		610,425		428,776
Income from operations	337,981		275,292		155,692
Interest income	28,305		23,532		11,269
Interest expense	(90,792)		(83,366)		(63,217)
Depreciation and amortization for the year	(99,270)		(86,112)		(74,653)
Income before income taxes	242,928		208,469		111,711
Income taxes expense	(47,872)		(22,788)		247
Total assets	1,983,026		1,959,100		1,877,408
Total liabilities	285,351		1,138,198		1,067,543
Net cash flows provided by operations activities	346,523		336,156		296,118
Net cash flow used in investing activities	(96,579)		(128,091)		(62,412)
Net cash flow used in financing activities	(221,136)		(174,446)		(212,676)
Additions to non-current as assets	1,068,774		1,079,844		1,073,645
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	923,323		760,779		570,402
Total of Non-aeronautical services	182,829		154,845		131,977
Cost of improvements to concession assets	185,069		33,868		8,947
Total revenues	1,291,221		949,492		711,326
Income from operations	761,752		605,139		416,623
Interest income	44,140		25,661		15,054
Interest expense	(118,086)		(84,479)		(70,528)
Depreciation and amortization for the year	(87,899)		(80,874)		(476,300)
Income before income taxes	652,492		535,377		377,149
Income taxes expense	(180,660)		(128,532)		(86,781)
Total assets	2,193,605		1,845,541		1,904,465
Total liabilities	403,847		1,161,069		1,187,783
Net cash flows provided by operations activities	698,647		503,619		512,406
Net cash flow used in investing activities	(253,738)		(138,418)		(87,309)
Net cash flow used in financing activities	(275,360)		(512,371)		(652,150)
Additions to non-current as assets	1,227,213		1,051,393		987,253
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,408,142		2,187,039		1,487,850
Total of Non-aeronautical services	437,237		415,586		343,913
Cost of improvements to concession assets	547,769		253,467		102,587
Total revenues	3,393,145		2,856,092		1,934,351
Income from operations	786,858		676,820		293,711
Interest income	149,386		103,587		62,551
Interest expense	(189,167)		(142,388)		(81,172)
Depreciation and amortization for the year	(332,729)		(284,653)		(218,049)
Income before income taxes	697,638		641,154		297,886
Income taxes expense	(132,545)		(96,269)		(117,711)
Total assets	6,606,148		6,345,646		6,030,099
Total liabilities	1,287,445		2,325,171		1,964,209
Net cash flows provided by operations activities	958,450		1,256,571		632,890
Net cash flow used in investing activities	(636,395)		(642,938)		(328,445)
Net cash flow used in financing activities	(475,945)		(393,570)		4,775
Additions to non-current as assets	3,978,379		3,421,157		3,290,029
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Total of Non-aeronautical services	1,251,556		826,406		217,536
Total revenues	1,251,556		826,406		217,535
Total intersegment revenues	8,369,155		8,894,827		5,669,325
Income from operations	8,822,285		9,172,302		6,099,862
Interest income	3,545,745		2,500,313		1,729,291
Interest expense	(3,501,465)		(2,547,060)		(1,605,897)
Gain/loss on financial investment held for coverage			6,765		51,656
Depreciation and amortization for the year	(119,602)		(90,671)		(111,002)
Share of gain/loss of associate	1		1		1
Income before income taxes	9,284,535		9,539,805		6,024,442
Income taxes expense	(95,912)		(340,425)		(239,932)
Total assets	66,607,919		51,005,573		52,475,232
Total liabilities	39,892,672		28,813,099		29,082,250
Investments in associates	0		118		34
Net cash flows provided by operations activities	250,927		140,039		(840,512)
Net cash flow used in investing activities	5,772,710		9,595,410		(193,483)
Net cash flow used in financing activities	8,724,660		(9,376,386)		388,344
Additions to non-current as assets	2,150,649		1,194,251		1,084,094
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(8,369,155)		(8,894,827)		(5,669,325)
Income from operations	(8,369,155)		(8,894,827)		(5,669,325)
Interest income	(3,108,120)		(2,248,707)		(1,621,075)
Interest expense	3,108,120		2,248,707		1,621,075
Income before income taxes	(8,369,155)		(8,894,827)		(5,669,325)
Total assets	(56,552,935)		(43,279,996)		(45,536,476)
Total liabilities	(1,106,645)		(22,945,082)		(24,883,120)
Net cash flows provided by operations activities	(986,955)		$ (542,910)		$ (94,289)
Net cash flow used in investing activities	(6,548,446)
Net cash flow used in financing activities	$ (6,891,002)